CONTINGENCIES (Details Narrative) - USD ($)	Jun. 30, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
[custom:LossContingencyClaimsFromTradeVendor-0]	$ 455,447	$ 473,818
Loss Contingency Accrual, Product Liability, Net	$ 446,783	$ 443,614